Schedule of Investments (unaudited) September 30, 2019	BlackRock Enhanced International Dividend Trust (BGY) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.3%

Australia — 9.4%
Amcor PLC	3,341,460	$32,157,413
Ansell Ltd.	642,538	11,894,271
Sonic Healthcare Ltd.	875,613	16,602,527

		60,654,211

Canada — 12.2%
Rogers Communications, Inc., Class B	713,351	34,745,473
TELUS Corp.	1,249,938	44,483,962

		79,229,435

Denmark — 3.0%
Novo Nordisk A/S, Class B	370,796	19,161,311

Finland — 2.8%
Kone OYJ, Class B	315,116	17,933,367

France — 7.3%
Sanofi	279,246	25,867,323
Schneider Electric SE	244,450	21,375,213

		47,242,536

Germany — 4.8%
Deutsche Post AG, Registered Shares	932,103	31,062,524

India — 1.7%
Hero MotoCorp Ltd.	258,655	9,881,189
Jasper Infotech Private Ltd., Series I, (Acquired 08/08/15, cost $3,948,600)(a)(b)	5,300	1,345,352

		11,226,541

Netherlands — 5.5%
Heineken NV	136,860	14,782,542
Koninklijke Philips NV	450,742	20,828,370

		35,610,912

Singapore — 4.5%
DBS Group Holdings Ltd.	829,900	15,013,810
United Overseas Bank Ltd.	772,900	14,364,357

		29,378,167

Sweden — 2.8%
Svenska Handelsbanken AB, Class A	1,914,788	17,912,995

Switzerland — 11.3%
Cie Financiere Richemont SA, Registered Shares	122,405	8,970,531
Nestle SA, Registered Shares	244,451	26,511,800
Novartis AG, Registered Shares	302,055	26,214,431
SGS SA, Registered Shares	4,707	11,668,290

		73,365,052

Security	Shares	Value

Taiwan — 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,529,000	$13,579,857

United Kingdom — 26.1%
AstraZeneca PLC	130,539	11,655,699
BAE Systems PLC	3,731,750	26,134,519
British American Tobacco PLC	840,759	31,049,416
Diageo PLC	328,684	13,426,833
GlaxoSmithKline PLC	1,596,457	34,219,400
Imperial Brands PLC	737,804	16,568,251
RELX PLC	450,469	10,710,751
Unilever PLC	423,786	25,470,362

		169,235,231

United States — 2.8%
3M Co.(c)(d)	108,983	17,916,805

Total Common Stocks — 96.3% (Cost — $616,836,302)		623,508,944

Preferred Stock

China — 0.6%
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 07/28/15, cost $2,106,332),(a)(b)	76,800	3,911,424

Total Preferred Stocks — 0.6% (Cost — $2,106,332)		3,911,424

Total Long-Term Investments — 96.9% (Cost — $618,942,634)		627,420,368

Short-Term Securities — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%(e)(f)	6,083,252	6,083,252

Total Short-Term Securities — 0.9% (Cost — $6,083,252)		6,083,252

Total Investments Before Options Written — 97.8% (Cost — $625,025,886)		633,503,620

Options Written — (0.7)% (Premiums Received — $5,060,905)		(4,506,205)

Total Investments, Net of Options Written — 97.1% (Cost — $619,964,981)		628,997,415

Other Assets Less Liabilities — 2.9%		18,563,959

Net Assets — 100.0%		$647,561,374

1

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced International Dividend Trust (BGY)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $5,256,776, representing 0.8% of its net assets as of period end, and an original cost of $6,054,932.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	Annualized 7-day yield as of period end.
(f)

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 09/30/19	Value at 09/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	25,489,943	(19,406,691)	6,083,252	$6,083,252	$155,345	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Currency Abbreviations

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Portfolio Abbreviations

OTC — Over-the-Counter

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
3M Co.	238	10/11/19	USD	175.00	USD	3,913	$(1,904)
3M Co.	164	10/18/19	USD	167.50	USD	2,696	(33,046)
Rogers Communications, Inc., Class B	996	10/18/19	CAD	70.00	CAD	6,427	(4,511)
3M Co.	88	10/25/19	USD	172.50	USD	1,447	(15,092)
Rogers Communications, Inc., Class B	1,025	11/15/19	CAD	70.00	CAD	701	(14,700)

							$(69,253)

2

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
TELUS Corp.	Citibank N.A.	68,800	10/01/19	CAD	47.16	CAD	3,242	$(6,834)
Imperial Brands PLC	UBS AG	38,400	11/01/19	GBP	22.23	GBP	701	(584)
Svenska Handelsbanken AB, Class A	Morgan Stanley & Co. International PLC	125,400	10/03/19	SEK	85.82	SEK	11,548	(80,041)
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	43,000	10/09/19	USD	262.65	USD	11,848	(13,582)
GlaxoSmithKline PLC	Citibank N.A.	100,700	11/13/19	GBP	16.70	GBP	1,755	(119,517)
AMC Entertainment Holdings, Inc.	JPMorgan Chase Bank N.A.	670,000	10/03/19	AUD	15.41	AUD	9,554	—
Ansell Ltd.	UBS AG	43,400	10/03/19	AUD	28.28	AUD	1,190	(1,241)
Kone OYJ, Class B	Credit Suisse International	34,600	10/03/19	EUR	51.92	EUR	1,806	(33,403)
Novo Nordisk A/S, Class B	UBS AG	27,000	10/03/19	DKK	350.24	DKK	9,557	(24,619)
Sonic Healthcare Ltd.	JPMorgan Chase Bank N.A.	95,000	10/03/19	AUD	28.75	AUD	2,669	(3,458)
TELUS Corp.	Goldman Sachs International	68,800	10/08/19	CAD	47.91	CAD	3,242	(6,452)
Rogers Communications, Inc., Class B	Credit Suisse International	11,100	10/10/19	CAD	66.41	CAD	716	(1,635)
Rogers Communications, Inc., Class B	Goldman Sachs International	24,900	10/10/19	CAD	65.95	CAD	1,607	(5,204)
British American Tobacco PLC	Goldman Sachs International	53,700	10/15/19	GBP	29.92	GBP	1,613	(41,829)
Cie Financiere Richemont SA, Registered Shares	Goldman Sachs International	27,500	10/15/19	CHF	79.17	CHF	2,011	(2,879)
Svenska Handelsbanken AB, Class A	Morgan Stanley & Co. International PLC	19,400	10/15/19	SEK	89.24	SEK	1,787	(6,609)
AMC Entertainment Holdings, Inc.	Morgan Stanley & Co. International PLC	379,000	10/16/19	AUD	14.35	AUD	5,405	(56,465)
BAE Systems PLC	UBS AG	193,400	10/16/19	GBP	5.60	GBP	1,102	(38,696)
DBS Group Holdings Ltd.	JPMorgan Chase Bank N.A.	169,500	10/16/19	SGD	24.72	SGD	4,238	(62,769)
Imperial Brands PLC	UBS AG	86,200	10/16/19	GBP	21.90	GBP	1,574	(21)
Novo Nordisk A/S, Class B	Goldman Sachs International	25,000	10/16/19	DKK	367.58	DKK	8,850	(7,630)
RELX PLC	Goldman Sachs International	93,100	10/16/19	EUR	22.28	EUR	2,031	(18,221)
Sonic Healthcare Ltd.	Morgan Stanley & Co. International PLC	90,000	10/16/19	AUD	29.14	AUD	2,528	(7,471)
United Overseas Bank Ltd.	JPMorgan Chase Bank N.A.	40,900	10/16/19	SGD	25.32	SGD	1,051	(16,210)
Ansell Ltd.	UBS AG	45,900	10/17/19	AUD	27.55	AUD	1,259	(15,519)
AstraZeneca PLC	UBS AG	40,500	10/17/19	GBP	76.34	GBP	2,941	(15,941)
Koninklijke Philips NV	UBS AG	40,000	10/17/19	EUR	43.62	EUR	1,696	(20,310)
Schneider Electric SE	Morgan Stanley & Co. International PLC	58,200	10/17/19	EUR	76.55	EUR	4,669	(260,937)
TELUS Corp.	UBS AG	51,300	10/18/19	CAD	47.80	CAD	2,417	(12,764)
Ansell Ltd.	Morgan Stanley & Co. International PLC	58,000	10/22/19	AUD	28.17	AUD	1,591	(12,433)
Diageo PLC	Goldman Sachs International	20,600	10/22/19	GBP	34.98	GBP	684	(3,319)
Sanofi	Goldman Sachs International	33,800	10/22/19	EUR	82.81	EUR	2,873	(110,009)

3

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
BAE Systems PLC	Goldman Sachs International	270,300	10/23/19	GBP	5.69	GBP	1,541	$(26,763)
AMC Entertainment Holdings, Inc.	JPMorgan Chase Bank N.A.	403,800	10/23/19	AUD	14.95	AUD	5,758	(20,288)
GlaxoSmithKline PLC	UBS AG	286,000	10/23/19	GBP	17.71	GBP	4,985	(71,035)
Koninklijke Philips NV	Goldman Sachs International	34,600	10/23/19	EUR	43.84	EUR	1,467	(18,641)
Nestle SA, Registered Shares	Goldman Sachs International	85,400	10/23/19	CHF	113.12	CHF	9,244	(41,125)
Nestle SA, Registered Shares	UBS AG	49,100	10/23/19	CHF	111.08	CHF	5,315	(38,910)
Sanofi	UBS AG	29,050	10/23/19	EUR	80.97	EUR	2,469	(142,019)
Schneider Electric SE	Morgan Stanley & Co. International PLC	7,700	10/23/19	EUR	78.44	EUR	618	(24,288)
Schneider Electric SE	Morgan Stanley & Co. International PLC	25,700	10/23/19	EUR	82.51	EUR	2,062	(21,183)
TELUS Corp.	Royal Bank of Canada	115,300	10/23/19	CAD	48.46	CAD	5,433	(18,771)
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	514,000	10/23/19	USD	268.77	USD	4,565	(112,520)
Diageo PLC	Morgan Stanley & Co. International PLC	74,000	10/29/19	GBP	34.30	GBP	2,458	(36,086)
GlaxoSmithKline PLC	Credit Suisse International	172,100	10/29/19	GBP	16.72	GBP	3,000	(181,919)
Kone OYJ, Class B	Morgan Stanley & Co. International PLC	65,200	10/29/19	EUR	53.21	EUR	3,404	(83,894)
RELX PLC	UBS AG	69,000	10/29/19	EUR	21.51	EUR	1,505	(50,807)
Sonic Healthcare Ltd.	JPMorgan Chase Bank N.A.	120,100	10/29/19	AUD	28.48	AUD	3,374	(37,533)
Unilever PLC	UBS AG	53,700	10/29/19	GBP	50.25	GBP	2,625	(35,866)
TELUS Corp.	Goldman Sachs International	114,200	10/30/19	CAD	48.44	CAD	5,381	(23,027)
Ansell Ltd.	Morgan Stanley & Co. International PLC	52,600	11/01/19	AUD	28.78	AUD	1,443	(8,707)
AstraZeneca PLC	UBS AG	10,300	11/01/19	GBP	70.08	GBP	748	(47,984)
BAE Systems PLC	Morgan Stanley & Co. International PLC	406,900	11/01/19	GBP	5.79	GBP	2,319	(35,662)
British American Tobacco PLC	UBS AG	166,000	11/01/19	GBP	30.06	GBP	4,987	(181,192)
Cie Financiere Richemont SA, Registered Shares	Morgan Stanley & Co. International PLC	27,500	11/01/19	CHF	81.39	CHF	2,011	(5,798)
Deutsche Post AG, Registered Shares	Morgan Stanley & Co. International PLC	81,600	11/01/19	EUR	31.77	EUR	2,495	(25,580)
Heineken NV	UBS AG	16,600	11/01/19	EUR	98.16	EUR	1,645	(50,534)
Imperial Brands PLC	UBS AG	8,700	11/01/19	GBP	22.57	GBP	159	(12)
Novartis AG, Registered Shares	UBS AG	82,600	11/01/19	CHF	89.61	CHF	7,155	(54,517)
Novo Nordisk A/S, Class B	UBS AG	56,800	11/01/19	DKK	342.32	DKK	20,106	(152,405)
SGS SA, Registered Shares	Morgan Stanley & Co. International PLC	1,000	11/01/19	CHF	2,537.92	CHF	2,474	(23,919)
Svenska Handelsbanken AB, Class A	Morgan Stanley & Co. International PLC	262,700	11/01/19	SEK	94.21	SEK	24,192	(40,560)
United Overseas Bank Ltd.	JPMorgan Chase Bank N.A.	117,700	11/01/19	SGD	26.76	SGD	3,024	(10,558)
Deutsche Post AG, Registered Shares	Morgan Stanley & Co. International PLC	193,900	11/05/19	EUR	30.81	EUR	5,928	(147,618)
Ansell Ltd.	Morgan Stanley & Co. International PLC	45,900	11/06/19	AUD	28.17	AUD	1,259	(14,789)
BAE Systems PLC	Morgan Stanley & Co. International PLC	217,600	11/06/19	GBP	5.91	GBP	1,240	(14,512)
British American Tobacco PLC	Citibank N.A.	74,600	11/06/19	GBP	30.48	GBP	2,241	(72,970)
Diageo PLC	Morgan Stanley & Co. International PLC	86,100	11/06/19	GBP	33.24	GBP	2,860	(101,874)
SGS SA, Registered Shares	Credit Suisse International	1,100	11/06/19	CHF	2,553.06	CHF	2,721	(24,598)
Sanofi	Citibank N.A.	29,100	11/06/19	EUR	81.42	EUR	2,473	(142,835)
Sonic Healthcare Ltd.	Morgan Stanley & Co. International PLC	89,000	11/06/19	AUD	28.60	AUD	2,500	(29,061)
TELUS Corp.	Goldman Sachs International	67,900	11/06/19	CAD	48.82	CAD	3,199	(12,857)
United Overseas Bank Ltd.	BNP Paribas S.A.	112,000	11/06/19	SGD	26.15	SGD	2,877	(24,773)
DBS Group Holdings Ltd.	JPMorgan Chase Bank N.A.	121,000	11/07/19	SGD	25.04	SGD	3,025	(45,063)
Rogers Communications, Inc., Class B	Citibank N.A.	46,800	11/07/19	CAD	67.69	CAD	3,020	(14,199)

4

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Imperial Brands PLC	UBS AG	294,900	11/12/19	GBP	21.99	GBP	5,385	$(10,594)
Kone OYJ, Class B	Citibank N.A.	42,100	11/12/19	EUR	53.01	EUR	2,198	(69,919)
RELX PLC	Morgan Stanley & Co. International PLC	40,700	11/12/19	EUR	21.61	EUR	888	(31,630)
Unilever PLC	UBS AG	137,000	11/12/19	GBP	49.94	GBP	6,697	(119,531)
Ansell Ltd.	Goldman Sachs International	43,400	11/13/19	AUD	28.90	AUD	1,190	(9,069)
BAE Systems PLC	Morgan Stanley & Co. International PLC	218,000	11/13/19	GBP	5.91	GBP	1,243	(15,718)
Deutsche Post AG, Registered Shares	UBS AG	144,000	11/13/19	EUR	30.29	EUR	4,402	(160,963)
Heineken NV	Morgan Stanley & Co. International PLC	58,600	11/13/19	EUR	98.70	EUR	5,807	(184,125)
Koninklijke Philips NV	Morgan Stanley & Co. International PLC	128,300	11/13/19	EUR	44.59	EUR	5,440	(91,734)
Novartis AG, Registered Shares	UBS AG	53,400	11/13/19	CHF	87.02	CHF	4,626	(100,065)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	17,100	11/13/19	DKK	356.12	DKK	6,053	(30,816)
Schneider Electric SE	Goldman Sachs International	18,500	11/14/19	EUR	79.87	EUR	1,484	(57,026)
TELUS Corp.	Goldman Sachs International	76,100	11/15/19	CAD	48.85	CAD	3,586	(18,077)
Svenska Handelsbanken AB, Class A	Morgan Stanley & Co. International PLC	262,700	11/19/19	SEK	90.88	SEK	24,192	(100,370)
Taiwan Semiconductor Manufacturing Co. Ltd.	Citibank N.A.	131,000	11/19/19	USD	268.98	USD	1,163	(38,197)
Sanofi	Credit Suisse International	33,800	11/21/19	EUR	87.81	EUR	2,873	(50,228)
Rogers Communications, Inc., Class B	Morgan Stanley & Co. International PLC	36,100	11/25/19	CAD	66.20	CAD	2,330	(31,030)
Novo Nordisk A/S, Class B	Morgan Stanley & Co. International PLC	41,000	11/26/19	DKK	370.03	DKK	14,513	(44,006)

								$(4,436,952)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

5

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Enhanced International Dividend Trust (BGY)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	$—	$60,654,211	$—	$60,654,211
Canada	79,229,435	—	—	79,229,435
Denmark	—	19,161,311	—	19,161,311
Finland	—	17,933,367	—	17,933,367
France	—	47,242,536	—	47,242,536
Germany	—	31,062,524	—	31,062,524
India	—	9,881,189	1,345,352	11,226,541
Netherlands	—	35,610,912	—	35,610,912
Singapore	—	29,378,167	—	29,378,167
Sweden	—	17,912,995	—	17,912,995
Switzerland	—	73,365,052	—	73,365,052
Taiwan	—	13,579,857	—	13,579,857
United Kingdom	—	169,235,231	—	169,235,231
United States	17,916,805	—	—	17,916,805
Preferred Stock	—	—	3,911,424	3,911,424
Short-Term Securities	6,083,252	—	—	6,083,252

	$103,229,492	$525,017,352	$5,256,776	$633,503,620

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(69,253)	$(4,436,952)	$—	$(4,506,205)

(a)	Derivative financial instruments are options written. Options written are shown at value.

6